Brighthouse Life Insurance Company
Brighthouse Separate Account A
Investment Portfolio Architect — Standard Version and Investment Portfolio Architect  — C Share Option
Supplement dated April 30, 2021
to the
Prospectus dated May 1, 2017 (as supplemented)
This supplement revises information in the prospectus dated May 1, 2017 for the Investment Portfolio Architect — Standard Version and Investment Portfolio Architect  — C Share Option variable annuity contracts issued by Brighthouse Life Insurance Company (the “Company”, “we,” “us,” or “our”). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at P.O. Box 305075, Nashville, TN 37230-5075 or call us at (888) 243-1932 to request a free copy. The financial statements for each of the subaccounts of the Separate Account are attached. Upon request, financial statements for Brighthouse Life Insurance Company will be sent to you without charge.
1.	Investment Options
Replace the list of Investment Portfolios under “INVESTMENT OPTIONS” in the prospectus with the list of Investment Portfolios attached to this prospectus supplement.
2.	Other Information
Distributor
The Financial Industry Regulatory Authority (“FINRA”) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.
Requests and Elections
We are not a fiduciary and do not give advice or make recommendations regarding insurance or investment products. Ask your financial representative for guidance regarding any requests or elections and for information about your particular investment needs. Please bear in mind that your financial representative, or any financial firm or financial professional you consult to provide advice, is not acting on our behalf. We do not recommend and are not responsible for any securities transactions or investment strategies involving securities (including account recommendations).
The following paragraph is added to the “OTHER INFORMATION” section.
COVID-19. The outbreak of the novel coronavirus known as COVID-19 was declared a pandemic by the World Health Organization in March 2020. The pandemic has resulted in significant financial market volatility, a deterioration in general economic conditions,
SUPP-IPA0421

record-low interest rates, global business disruptions affecting companies across various industries, and wide-ranging changes in consumer behavior. The duration and impact of the COVID-19 public health crisis on the financial markets and overall economy are uncertain, as is the efficacy of government and central bank interventions. Although the Company has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to provide products and services to its customers, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on the Company. The Company continues to closely monitor this evolving situation, including the impact on services provided by third-party vendors. However, there can be no assurance that any future impact from the COVID-19 pandemic will not be significant to the Company and/or with respect to the services the Company or its customers receive from third-party vendors.
Significant market volatility and negative investment returns in the financial markets resulting from the COVID-19 pandemic could have a negative impact on returns of the Investment Portfolios in which the Separate Account invests. Declines in or sustained low interest rates can cause a reduction in investment income for the Investment Portfolios. If these market conditions continue, and depending on your individual circumstances (e.g., your selected investment options and the timing of any transfers or withdrawals), you may experience (perhaps significant) negative returns under the contract. You should consult with your financial representative about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the contract, such as making subsequent Purchase Payments, transfers, or withdrawals, based on your individual circumstances.
3.	Investment Portfolio Fees and Expenses Table
Replace the Investment Portfolio Fees and Expenses Table in the prospectus with the Investment Portfolio Fees and Expenses Table attached to this prospectus supplement.
4.	Appendix B
Replace Appendix B with the Appendix B attached to this prospectus supplement.
5.	Transfers – Restrictions on Frequent Transfers
We monitor transfer activity in the following “Monitored Portfolios” for purposes of imposing our restrictions on frequent transfers. In addition, we monitor transfer activity in all American Funds Insurance Series® portfolios available under your contract:
American Funds Global Small Capitalization Fund
Baillie Gifford International Stock Portfolio
BlackRock Global Allocation V.I. Fund
BlackRock High Yield Portfolio
Brighthouse Small Cap Value Portfolio
Brighthouse/Aberdeen Emerging Markets Equity Portfolio
Brighthouse/Artisan International Portfolio

Brighthouse/Dimensional International Small Company Portfolio
Brighthouse/Eaton Vance Floating Rate Portfolio
Brighthouse/Templeton International Bond Portfolio
Clarion Global Real Estate Portfolio
Global Infrastructure Portfolio
Harris Oakmark International Portfolio
Invesco Global Equity Portfolio
Invesco Small Cap Growth Portfolio
Ivy VIP Asset Strategy
JPMorgan Small Cap Value Portfolio
Loomis Sayles Global Allocation Portfolio
Loomis Sayles Small Cap Core Portfolio
MetLife MSCI EAFE® Index Portfolio
MetLife Russell 2000® Index Portfolio
MFS® Research International Portfolio
Neuberger Berman Genesis Portfolio
PIMCO Emerging Markets Bond Portfolio
T. Rowe Price Small Cap Growth Portfolio
VanEck Global Natural Resources Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

Minimum and Maximum Total Annual Investment Portfolio Operating Expenses
	Minimum	Maximum
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.58%	1.68%
Investment Portfolio Fees and Expenses as of December 31, 2020
(as a percentage of average daily net assets)
The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.
Investment Portfolio	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
American Funds Insurance Series®
American Funds Global Small Capitalization Fund	0.69%	0.25%	0.30%	—	1.24%	—	1.24%
BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund	0.64%	0.25%	0.22%	0.02%	1.13%	0.12%	1.01%
Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio	0.61%	0.25%	0.04%	0.01%	0.91%	0.02%	0.89%
American Funds® Balanced Allocation Portfolio	0.06%	0.55%	0.01%	0.40%	1.02%	—	1.02%
American Funds® Growth Allocation Portfolio	0.06%	0.55%	0.01%	0.42%	1.04%	—	1.04%
American Funds® Growth Portfolio	0.32%	0.55%	0.05%	—	0.92%	—	0.92%
American Funds® Moderate Allocation Portfolio	0.06%	0.55%	0.02%	0.38%	1.01%	—	1.01%
AQR Global Risk Balanced Portfolio	0.62%	0.25%	0.03%	0.05%	0.95%	0.01%	0.94%
BlackRock Global Tactical Strategies Portfolio	0.66%	0.25%	0.02%	0.08%	1.01%	0.06%	0.95%
BlackRock High Yield Portfolio	0.60%	0.25%	0.08%	—	0.93%	0.02%	0.91%
Brighthouse Asset Allocation 100 Portfolio	0.07%	0.25%	0.02%	0.65%	0.99%	—	0.99%
Brighthouse Balanced Plus Portfolio	0.24%	0.25%	0.01%	0.42%	0.92%	0.01%	0.91%
Brighthouse Small Cap Value Portfolio	0.75%	0.25%	0.04%	0.08%	1.12%	0.01%	1.11%
Brighthouse/Aberdeen Emerging Markets Equity Portfolio	0.95%	0.25%	0.09%	—	1.29%	0.10%	1.19%
Brighthouse/Artisan International Portfolio	0.75%	0.25%	0.06%	—	1.06%	0.02%	1.04%
Brighthouse/Eaton Vance Floating Rate Portfolio	0.60%	0.25%	0.09%	—	0.94%	0.01%	0.93%
Brighthouse/Franklin Low Duration Total Return Portfolio	0.50%	0.25%	0.06%	0.01%	0.82%	0.09%	0.73%
Brighthouse/Templeton International Bond Portfolio	0.60%	0.25%	0.08%	—	0.93%	—	0.93%
Brighthouse/Wellington Large Cap Research Portfolio	0.56%	0.25%	0.03%	—	0.84%	0.04%	0.80%
Clarion Global Real Estate Portfolio	0.63%	0.25%	0.05%	—	0.93%	0.04%	0.89%
Harris Oakmark International Portfolio	0.77%	0.25%	0.04%	—	1.06%	0.05%	1.01%
Invesco Balanced-Risk Allocation Portfolio	0.64%	0.25%	0.04%	0.02%	0.95%	0.02%	0.93%

Investment Portfolio	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
Invesco Comstock Portfolio	0.57%	0.25%	0.03%	—	0.85%	0.01%	0.84%
Invesco Global Equity Portfolio	0.66%	0.25%	0.04%	—	0.95%	0.13%	0.82%
Invesco Small Cap Growth Portfolio	0.85%	0.25%	0.04%	—	1.14%	0.08%	1.06%
JPMorgan Core Bond Portfolio	0.55%	0.25%	0.03%	—	0.83%	0.14%	0.69%
JPMorgan Global Active Allocation Portfolio	0.72%	0.25%	0.06%	—	1.03%	0.06%	0.97%
JPMorgan Small Cap Value Portfolio	0.78%	0.25%	0.07%	—	1.10%	0.10%	1.00%
Loomis Sayles Global Allocation Portfolio	0.70%	0.25%	0.09%	—	1.04%	0.01%	1.03%
Loomis Sayles Growth Portfolio	0.57%	0.25%	0.02%	—	0.84%	0.02%	0.82%
MetLife Multi-Index Targeted Risk Portfolio	0.17%	0.25%	0.01%	0.22%	0.65%	—	0.65%
MFS ® Research International Portfolio	0.70%	0.25%	0.05%	—	1.00%	0.11%	0.89%
Morgan Stanley Discovery Portfolio	0.64%	0.25%	0.02%	—	0.91%	0.03%	0.88%
PanAgora Global Diversified Risk Portfolio	0.65%	0.25%	0.20%	0.03%	1.13%	—	1.13%
PIMCO Inflation Protected Bond Portfolio	0.48%	0.25%	0.30%	—	1.03%	—	1.03%
PIMCO Total Return Portfolio	0.48%	0.25%	0.11%	—	0.84%	0.03%	0.81%
Schroders Global Multi-Asset Portfolio	0.63%	0.25%	0.06%	—	0.94%	0.01%	0.93%
SSGA Growth and Income ETF Portfolio	0.31%	0.25%	0.01%	0.19%	0.76%	—	0.76%
SSGA Growth ETF Portfolio	0.32%	0.25%	0.03%	0.20%	0.80%	—	0.80%
T. Rowe Price Large Cap Value Portfolio	0.57%	0.25%	0.02%	—	0.84%	0.06%	0.78%
TCW Core Fixed Income Portfolio	0.55%	0.25%	0.03%	0.02%	0.85%	0.13%	0.72%
Victory Sycamore Mid Cap Value Portfolio	0.65%	0.25%	0.05%	—	0.95%	0.10%	0.85%
Wells Capital Management Mid Cap Value Portfolio	0.72%	0.25%	0.06%	—	1.03%	0.06%	0.97%
Western Asset Management Government Income Portfolio	0.43%	0.25%	0.04%	—	0.72%	0.03%	0.69%
Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio	0.79%	0.25%	0.05%	—	1.09%	0.12%	0.97%
BlackRock Bond Income Portfolio	0.34%	0.25%	0.05%	—	0.64%	—	0.64%
BlackRock Capital Appreciation Portfolio	0.69%	0.25%	0.03%	—	0.97%	0.09%	0.88%
BlackRock Ultra-Short Term Bond Portfolio	0.35%	0.25%	0.04%	—	0.64%	0.03%	0.61%
Brighthouse Asset Allocation 20 Portfolio	0.10%	0.25%	0.03%	0.54%	0.92%	0.03%	0.89%
Brighthouse Asset Allocation 40 Portfolio	0.06%	0.25%	—	0.57%	0.88%	—	0.88%
Brighthouse Asset Allocation 60 Portfolio	0.05%	0.25%	—	0.60%	0.90%	—	0.90%
Brighthouse Asset Allocation 80 Portfolio	0.05%	0.25%	0.01%	0.63%	0.94%	—	0.94%
Brighthouse/Dimensional International Small Company Portfolio	0.81%	0.25%	0.13%	—	1.19%	0.11%	1.08%
Brighthouse/Wellington Core Equity Opportunities Portfolio	0.71%	0.25%	0.02%	—	0.98%	0.12%	0.86%
Jennison Growth Portfolio	0.60%	0.25%	0.02%	—	0.87%	0.08%	0.79%
Loomis Sayles Small Cap Core Portfolio	0.90%	0.25%	0.08%	—	1.23%	0.08%	1.15%
MetLife Aggregate Bond Index Portfolio	0.25%	0.30%	0.03%	—	0.58%	0.01%	0.57%
MetLife Mid Cap Stock Index Portfolio	0.25%	0.30%	0.06%	0.01%	0.62%	—	0.62%
MetLife MSCI EAFE® Index Portfolio	0.30%	0.30%	0.08%	0.01%	0.69%	—	0.69%
MetLife Russell 2000® Index Portfolio	0.25%	0.30%	0.07%	0.01%	0.63%	—	0.63%

Investment Portfolio	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
MetLife Stock Index Portfolio	0.25%	0.30%	0.03%	—	0.58%	0.01%	0.57%
MFS ® Value Portfolio	0.62%	0.25%	0.02%	—	0.89%	0.06%	0.83%
Neuberger Berman Genesis Portfolio	0.82%	0.25%	0.04%	—	1.11%	0.01%	1.10%
T. Rowe Price Large Cap Growth Portfolio	0.60%	0.25%	0.03%	—	0.88%	0.05%	0.83%
T. Rowe Price Small Cap Growth Portfolio	0.47%	0.30%	0.03%	—	0.80%	—	0.80%
VanEck Global Natural Resources Portfolio	0.78%	0.25%	0.03%	0.01%	1.07%	0.06%	1.01%
Western Asset Management Strategic Bond Opportunities Portfolio	0.57%	0.25%	0.03%	—	0.85%	0.05%	0.80%
Western Asset Management U.S. Government Portfolio	0.48%	0.25%	0.03%	—	0.76%	0.03%	0.73%
Ivy Variable Insurance Portfolios
Ivy VIP Asset Strategy	0.70%	0.25%	0.07%	—	1.02%	—	1.02%
Morgan Stanley Variable Insurance Fund, Inc.
Global Infrastructure Portfolio	0.85%	0.25%	0.51%	—	1.61%	0.49%	1.12%
PIMCO Variable Insurance Trust
PIMCO CommodityRealReturn® Strategy Portfolio	0.74%	0.45%	0.35%	0.14%	1.68%	0.14%	1.54%
PIMCO Dynamic Bond Portfolio	0.85%	0.45%	0.02%	—	1.32%	—	1.32%
PIMCO Emerging Markets Bond Portfolio	0.85%	0.45%	0.10%	—	1.40%	—	1.40%
The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2022. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios’ prospectuses for additional information regarding these arrangements.
Certain Investment Portfolios that have “Acquired Fund Fees and Expenses” are “funds of funds.” A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

INVESTMENT OPTIONS
American Funds Insurance Series® (Class 4)
American Funds Insurance Series® is a mutual fund with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following portfolio is available under the contract:
American Funds Global Small Capitalization Fund
BlackRock Variable Series Funds, Inc. (Class III)
BlackRock Variable Series Funds, Inc. is a mutual fund with multiple portfolios. BlackRock Advisors, LLC. is the manager of the portfolios. The following portfolio is available under the contract:
BlackRock Global Allocation V.I. Fund
Brighthouse Funds Trust I
Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:
AB Global Dynamic Allocation Portfolio (Class B)
American Funds® Balanced Allocation Portfolio (Class C)
American Funds® Growth Allocation Portfolio (Class C)
American Funds® Growth Portfolio (Class C)
American Funds® Moderate Allocation Portfolio (Class C)
AQR Global Risk Balanced Portfolio (Class B)
BlackRock Global Tactical Strategies Portfolio (Class B)
BlackRock High Yield Portfolio (Class B)
Brighthouse Asset Allocation 100 Portfolio (Class B)
Brighthouse Balanced Plus Portfolio (Class B)
Brighthouse Small Cap Value Portfolio (Class B)
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)
Brighthouse/Artisan International Portfolio (Class B)
Brighthouse/Eaton Vance Floating Rate Portfolio (Class B)
Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)
Brighthouse/Templeton International Bond Portfolio (Class B)
Brighthouse/Wellington Large Cap Research Portfolio (Class B)
Clarion Global Real Estate Portfolio (Class B)
Harris Oakmark International Portfolio (Class B)
Invesco Balanced-Risk Allocation Portfolio (Class B)
Invesco Comstock Portfolio (Class B)
Invesco Global Equity Portfolio (Class B)
Invesco Small Cap Growth Portfolio (Class B)
JPMorgan Core Bond Portfolio (Class B)
JPMorgan Global Active Allocation Portfolio (Class B)
JPMorgan Small Cap Value Portfolio (Class B)
Loomis Sayles Global Allocation Portfolio (Class B)
Loomis Sayles Growth Portfolio (Class B)
MetLife Multi-Index Targeted Risk Portfolio (Class B)
MFS® Research International Portfolio (Class B)
Morgan Stanley Discovery Portfolio (Class B)
PanAgora Global Diversified Risk Portfolio (Class B)
PIMCO Inflation Protected Bond Portfolio (Class B)
PIMCO Total Return Portfolio (Class B)
Schroders Global Multi-Asset Portfolio (Class B)
SSGA Growth and Income ETF Portfolio (Class B)

SSGA Growth ETF Portfolio (Class B)
T. Rowe Price Large Cap Value Portfolio (Class B)
TCW Core Fixed Income Portfolio (Class B)
Victory Sycamore Mid Cap Value Portfolio (Class B)
Wells Capital Management Mid Cap Value Portfolio (Class B)
Western Asset Management Government Income Portfolio (Class B)
Brighthouse Funds Trust II
Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:
Baillie Gifford International Stock Portfolio (Class B)
BlackRock Bond Income Portfolio (Class B)
BlackRock Capital Appreciation Portfolio (Class B)
BlackRock Ultra-Short Term Bond Portfolio (Class B)
Brighthouse Asset Allocation 20 Portfolio (Class B)
Brighthouse Asset Allocation 40 Portfolio (Class B)
Brighthouse Asset Allocation 60 Portfolio (Class B)
Brighthouse Asset Allocation 80 Portfolio (Class B)
Brighthouse/Dimensional International Small Company Portfolio (Class B)
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)
Jennison Growth Portfolio (Class B)
Loomis Sayles Small Cap Core Portfolio (Class B)
MetLife Aggregate Bond Index Portfolio (Class G)
MetLife Mid Cap Stock Index Portfolio (Class G)
MetLife MSCI EAFE® Index Portfolio (Class G)
MetLife Russell 2000® Index Portfolio (Class G)
MetLife Stock Index Portfolio (Class G)
MFS® Value Portfolio (Class B)
Neuberger Berman Genesis Portfolio (Class B)
T. Rowe Price Large Cap Growth Portfolio (Class B)
T. Rowe Price Small Cap Growth Portfolio (Class G)
VanEck Global Natural Resources Portfolio (Class B)
Western Asset Management Strategic Bond Opportunities Portfolio (Class B)
Western Asset Management U.S. Government Portfolio (Class B)
Ivy Variable Insurance Portfolios (Class II)
Ivy Variable Insurance Portfolios is a mutual fund with multiple portfolios. Waddell & Reed Investment Management Company is the investment manager for each portfolio. The following portfolio is available under the contract:
Ivy VIP Asset Strategy
Morgan Stanley Variable Insurance Fund, Inc. (Class II)
Morgan Stanley Variable Insurance Fund, Inc. is a mutual fund with multiple portfolios. Morgan Stanley Investment Management Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:
Global Infrastructure Portfolio
PIMCO Variable Insurance Trust (Class M)
PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC is the investment adviser to each portfolio. The following portfolios are available under the contract:
PIMCO CommodityRealReturn® Strategy Portfolio
PIMCO Dynamic Bond Portfolio
PIMCO Emerging Markets Bond Portfolio

APPENDIX B
Participating Investment Portfolios
Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.
Investment Portfolio	Investment Objective	Investment Adviser/Subadviser
American Funds Insurance Series® (Class 4)
American Funds Global Small Capitalization Fund	Seeks long-term growth of capital.	Capital Research and Management CompanySM
BlackRock Variable Series Funds, Inc. (Class III)
BlackRock Global Allocation V.I. Fund	Seeks high total investment return.	BlackRock Advisors, LLC
Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio (Class B)	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: AllianceBernstein L.P.
American Funds® Balanced Allocation Portfolio (Class C)	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC
American Funds® Growth Allocation Portfolio (Class C)	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
American Funds® Growth Portfolio (Class C)	Seeks to achieve growth of capital.	Brighthouse Investment Advisers, LLC; Capital Research and Management CompanySM
American Funds® Moderate Allocation Portfolio (Class C)	Seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Investment Advisers, LLC
AQR Global Risk Balanced Portfolio (Class B)	Seeks total return.	Brighthouse Investment Advisers, LLC Subadviser: AQR Capital Management, LLC
BlackRock Global Tactical Strategies Portfolio (Class B)	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.
BlackRock High Yield Portfolio (Class B)	Seeks to maximize total return, consistent with income generation and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.
Brighthouse Asset Allocation 100 Portfolio (Class B)	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse Balanced Plus Portfolio (Class B)	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Overlay Portion: Pacific Investment Management Company LLC
Brighthouse Small Cap Value Portfolio (Class B)	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadvisers: Delaware Investments Fund Advisers; Wells Capital Management Incorporated
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Aberdeen Asset Managers Limited
Brighthouse/Artisan International Portfolio (Class B)	Seeks maximum long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: Artisan Partners Limited Partnership
Brighthouse/Eaton Vance Floating Rate Portfolio (Class B)	Seeks a high level of current income.	Brighthouse Investment Advisers, LLC Subadviser: Eaton Vance Management
Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)	Seeks a high level of current income, while seeking preservation of shareholders’ capital.	Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.
Brighthouse/Templeton International Bond Portfolio (Class B)	Seeks current income with capital appreciation and growth of income.	Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.

Investment Portfolio	Investment Objective	Investment Adviser/Subadviser
Brighthouse/Wellington Large Cap Research Portfolio (Class B)	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Clarion Global Real Estate Portfolio (Class B)	Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: CBRE Clarion Securities LLC
Harris Oakmark International Portfolio (Class B)	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.
Invesco Balanced-Risk Allocation Portfolio (Class B)	Seeks total return.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Comstock Portfolio (Class B)	Seeks capital growth and income.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Global Equity Portfolio (Class B)	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Small Cap Growth Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
JPMorgan Core Bond Portfolio (Class B)	Seeks to maximize total return.	Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.
JPMorgan Global Active Allocation Portfolio (Class B)	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.
JPMorgan Small Cap Value Portfolio (Class B)	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.
Loomis Sayles Global Allocation Portfolio (Class B)	Seeks high total investment return through a combination of capital appreciation and income.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
Loomis Sayles Growth Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
MetLife Multi-Index Targeted Risk Portfolio (Class B)	Seeks a balance between growth of capital and current income, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Overlay Portion: MetLife Investment Advisors, LLC
MFS ® Research International Portfolio (Class B)	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Morgan Stanley Discovery Portfolio (Class B)	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.
PanAgora Global Diversified Risk Portfolio (Class B)	Seeks total return.	Brighthouse Investment Advisers, LLC Subadviser: PanAgora Asset Management, Inc.
PIMCO Inflation Protected Bond Portfolio (Class B)	Seeks maximum real return, consistent with preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
PIMCO Total Return Portfolio (Class B)	Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
Schroders Global Multi-Asset Portfolio (Class B)	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadvisers: Schroder Investment Management North America Inc.; Schroder Investment Management North America Limited
SSGA Growth and Income ETF Portfolio (Class B)	Seeks growth of capital and income.	Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.
SSGA Growth ETF Portfolio (Class B)	Seeks growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.
T. Rowe Price Large Cap Value Portfolio (Class B)	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
TCW Core Fixed Income Portfolio (Class B)	Seeks to maximize total return consistent with the preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: TCW Investment Management Company LLC

Investment Portfolio	Investment Objective	Investment Adviser/Subadviser
Victory Sycamore Mid Cap Value Portfolio (Class B)	Seeks high total return by investing in equity securities of mid-sized companies.	Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.
Wells Capital Management Mid Cap Value Portfolio (Class B)	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Wells Capital Management
Western Asset Management Government Income Portfolio (Class B)	Seeks a high level of current income, consistent with preservation of principal.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited
BlackRock Bond Income Portfolio (Class B)	Seeks a competitive total return primarily from investing in fixed-income securities.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Capital Appreciation Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond Portfolio (Class B)	Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
Brighthouse Asset Allocation 20 Portfolio (Class B)	Seeks a high level of current income, with growth of capital as a secondary objective.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 40 Portfolio (Class B)	Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 60 Portfolio (Class B)	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 80 Portfolio (Class B)	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse/Dimensional International Small Company Portfolio (Class B)	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Dimensional Fund Advisors LP
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Jennison Growth Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC
Loomis Sayles Small Cap Core Portfolio (Class B)	Seeks long-term capital growth from investments in common stocks or other equity securities.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
MetLife Aggregate Bond Index Portfolio (Class G)	Seeks to track the performance of the Bloomberg Barclays U.S. Aggregate Bond Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife Mid Cap Stock Index Portfolio (Class G)	Seeks to track the performance of the Standard & Poor’s MidCap 400® Composite Stock Price Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife MSCI EAFE® Index Portfolio (Class G)	Seeks to track the performance of the MSCI EAFE® Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife Russell 2000® Index Portfolio (Class G)	Seeks to track the performance of the Russell 2000® Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife Stock Index Portfolio (Class G)	Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MFS ® Value Portfolio (Class B)	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Neuberger Berman Genesis Portfolio (Class B)	Seeks high total return, consisting principally of capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC
T. Rowe Price Large Cap Growth Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Small Cap Growth Portfolio (Class G)	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.

Investment Portfolio	Investment Objective	Investment Adviser/Subadviser
VanEck Global Natural Resources Portfolio (Class B)	Seeks long-term capital appreciation with income as a secondary consideration.	Brighthouse Investment Advisers, LLC Subadviser: Van Eck Associates Corporation
Western Asset Management Strategic Bond Opportunities Portfolio (Class B)	Seeks to maximize total return consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Western Asset Management U.S. Government Portfolio (Class B)	Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Ivy Variable Insurance Portfolios (Class II)
Ivy VIP Asset Strategy	Seeks to provide total return.	Ivy Investment Management Company
Morgan Stanley Variable Insurance Fund, Inc. (Class II)
Global Infrastructure Portfolio	Seeks both capital appreciation and current income.	Morgan Stanley Investment Management Inc.
PIMCO Variable Insurance Trust (Class M)
PIMCO CommodityRealReturn® Strategy Portfolio	Seeks maximum real return, consistent with prudent investment management.	PIMCO
PIMCO Dynamic Bond Portfolio	Seeks maximum long-term return, consistent with preservation of capital and prudent investment management.	PIMCO
PIMCO Emerging Markets Bond Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO
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